                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13-F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter ended: December 31, 2000
                                               ------------------

Check here if Amendment |_|; Amendment Number:
                                               ------------------

     This Amendment (Check only one.): |_| is a restatement.
                                       |X| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:        Account Management Corp.
         -------------------------------------------
Address:     2 Newbury Street
         -------------------------------------------
             Newbury, MA 02116
         -------------------------------------------

         -------------------------------------------

Form 13F File Number: 28-
                         ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting  Manager:

Name:        Peter deRoetth
         -------------------------------------------
Title:       President
         -------------------------------------------
Phone:       617/236-4202
         -------------------------------------------

Signature, Place and Date of Signing:

/s/ Peter deRoetth      Boston, MA               2/13/01
- --------------------    ---------------------    ------------------
[Signature]             [City, State]            [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion off the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number              Name

      28-
         ------------------------       -------------------------
      [Repeat as necessary.]

FORM 13 F

Name of Reporting Manager: Account Management Corp.
                           ------------------------

                                                                             INVESTMENT DISCRETION               VOTING AUTHORITY
                                                                            -----------------------            ---------------------
                                                    VALUE       SHARES/     (a)        (b)     (c)             (a)       (b)    (c)
     NAME OF ISSUER   TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT     SOLE      SHARED  OTHER  MANAGERS  SOLE     SHARED  NONE
- --------------------  --------------   ---------   --------     --------    -----     ------  ------ --------  ----     -----   ----
Maxim Integrated      Common Stock     57772K101   187,992,345  3,931,825   3,931,825                          3,931,825
  Products
- ------------------------------------------------------------------------------------------------------------------------------------
Supertex Inc.         Common Stock     868532102    23,979,626  1,213,200   1,213,200                          1,213,200
- ------------------------------------------------------------------------------------------------------------------------------------
USinternetworking     Common Stock     917311805    17,146,690  3,429,338   3,429,338                          3,429,338
  Inc.
- ------------------------------------------------------------------------------------------------------------------------------------
Corporate Executive   Common Stock     21988R102    21,141,732    531,600     531,600                            531,600
Board
- ------------------------------------------------------------------------------------------------------------------------------------
IDT Corp.             Common Stock     448947101    14,344,554    704,200     704,200                            704,200
- ------------------------------------------------------------------------------------------------------------------------------------
Suiza Foods           Common Stock     865077101     2,352,000     49,000      49,000                             49,000
- ------------------------------------------------------------------------------------------------------------------------------------
Ariba Inc.            Common Stock     04033V104     5,839,218    108,900     108,900                            108,900
- ------------------------------------------------------------------------------------------------------------------------------------
Costar Group          Common Stock     22160N109    10,640,810    450,500     450,500                            450,500
- ------------------------------------------------------------------------------------------------------------------------------------
Internet.com Corp.    Common Stock     460967102     1,414,906    238,300     238,300                            238,300
- ------------------------------------------------------------------------------------------------------------------------------------
Miller Industries     Common Stock     600551105     3,936,021  7,028,608   7,028,608                          7,028,608
- ------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                      288,878,906
- ------------------------------------------------------------------------------------------------------------------------------------

FORM 13 F

Name of Reporting Manager: Account Management Corp.
                           ------------------------

                                                                              INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                              ---------------------            ---------------------
                                                         VALUE      SHARES/   (a)        (b)    (c)              (a)      (b)   (c)
        NAME OF ISSUER      TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT   SALE      SHARED OTHER  MANAGERS   SOLE    SHARED NONE
- --------------------------  --------------   ---------  ----------  --------- --------  ------ -----  -------- --------- ------ ----
Information Holdings        Common Stock     456727106   1,429,687     61,000    61,000                           61,000
- ------------------------------------------------------------------------------------------------------------------------------------
Lionbridge Technology       Common Stock     536252109   5,078,414  1,414,600 1,414,600                        1,414,600
- ------------------------------------------------------------------------------------------------------------------------------------
Landee Corp.                Common Stock     514766104     514,687    135,000   135,000                          135,000
- ------------------------------------------------------------------------------------------------------------------------------------
Critical Path Inc.          Common Stock     22674V100   2,627,587     85,450    85,450                           85,450
- ------------------------------------------------------------------------------------------------------------------------------------
Bright Horizons
  Family Solutions          Common Stock     109195107   6,634,480    254,000   254,000                          254,000
- ------------------------------------------------------------------------------------------------------------------------------------
Credit Acceptance
  Corp.                     Common Stock     225310101     651,000    108,500   108,500                          108,500
- ------------------------------------------------------------------------------------------------------------------------------------
Computer Sciences           Common Stock     205363104     623,195     10,365    10,365                           10,365
- ------------------------------------------------------------------------------------------------------------------------------------
Adtran                      Common Stock     00738106      318,750     15,000    15,000                           15,000
- ------------------------------------------------------------------------------------------------------------------------------------
HealthGate Data Corp.       Common Stock     42222H106     168,810    900,324   900,324                          900,324
- ------------------------------------------------------------------------------------------------------------------------------------
Corning Inc.                Common Stock     219350105   8,966,240    169,783   169,783                          169,783
- ------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                           27,712,850
- ------------------------------------------------------------------------------------------------------------------------------------

FORM 13 F

Name of Reporting Manager: Account Management Corp.
                           ------------------------

                                                                                 INVESTMENT DISCRETION             VOTING AUTHORITY
                                                                                 ---------------------           -------------------
                                                            VALUE      SHARES/   (a)     (b)     (c)             (a)      (b)   (c)
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT   SALE   SHARED  OTHER  MANAGERS  SOLE    SHARED NONE
- --------------------------     --------------   --------- ----------  ---------  -----  ------  -----  --------  ------- ------ ----
Federal National               Common Stock     313586109  2,168,750   25,000    25,000                           25,000
  Mortgage
- ------------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                  Common Stock     151313103    817,700   85,000    85,000                           85,000
- ------------------------------------------------------------------------------------------------------------------------------------
Sun Hydraulics                 Common Stock     866942105  1,499,430  226,500   226,500                          226,500
- ------------------------------------------------------------------------------------------------------------------------------------
MCI Worldcomm                  Common Stock     552688106    274,170   19,500    19,500                           19,500
- ------------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard                Common Stock     428236103    378,720   12,000    12,000                           12,000
- ------------------------------------------------------------------------------------------------------------------------------------
AlTell                         Common Stock     020039103    496,273    7,948     7,948                            7,948
- ------------------------------------------------------------------------------------------------------------------------------------
Linear Technology              Common Stock     535678106    416,250    9,000     9,000                            9,000
- ------------------------------------------------------------------------------------------------------------------------------------
Toys R Us                      Common Stock     892335100    513,218   30,750    30,750                           30,750
- ------------------------------------------------------------------------------------------------------------------------------------
Glaxo Wellcome                 Common Stock     377334105    392,000    7,000     7,000                            7,000
- ------------------------------------------------------------------------------------------------------------------------------------
Exxon                          Common Stock     302290101    417,312    4,800     4,800                            4,800
- ------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                              7,393,823
- ------------------------------------------------------------------------------------------------------------------------------------

FORM 13 F

Name of Reporting Manager: Account Management Corp.
                           ------------------------

                                                                                 INVESTMENT DISCRETION             VOTING AUTHORITY
                                                                                 ---------------------           -------------------
                                                            VALUE      SHARES/   (a)     (b)     (c)              (a)     (b)   (c)
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT   SALE   SHARED  OTHER  MANAGERS   SOLE   SHARED NONE
- --------------------------     --------------   --------- ----------  ---------  -----  ------  -----  --------  ------- ------ ----
Cabot Corp                     Common Stock     127055101   342,810    13,000    13,000                          13,000
- ------------------------------------------------------------------------------------------------------------------------------------
Alza Corp.                     Common Stock     022615108   304,555     7,166     7,166                           7,166
- ------------------------------------------------------------------------------------------------------------------------------------
Aradigm Corp.                  Common Stock     038505103   445,910    30,500    30,500                          30,500
- ------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                  Common Stock     166751107   202,656     2,400     2,400                           2,400
- ------------------------------------------------------------------------------------------------------------------------------------
Pepsico                        Common Stock     713344108   297,360     6,000     6,000                           6,000
- ------------------------------------------------------------------------------------------------------------------------------------
Invacare Corp.                 Common Stock     461203101 1,315,200    38,400    38,400                          38,400
- ------------------------------------------------------------------------------------------------------------------------------------
Johnson and Johnson            Common Stock     478160104 1,680,960    16,000    16,000                          16,000
- ------------------------------------------------------------------------------------------------------------------------------------
Schlumberger                   Common Stock     806857108   687,484     8,600     8,600                           8,600
- ------------------------------------------------------------------------------------------------------------------------------------
ADR Icici Ltd.,                Common Stock     44926P202   189,000    18,000    18,000                          18,000
  Level 3
- ------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                             7,463,935
- ------------------------------------------------------------------------------------------------------------------------------------